Research International Core Portfolio Expense Example - Research International Core Portfolio - Research International Core Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	418
Expense Example, with Redemption, 10 Years	$ 958